Financial risk management - Net Monetary Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (847,201)	$ (904,683)
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(115,385)	(20,293)
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(298,039)	(196,081)
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(433,122)	(686,223)
Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(655)	(2,086)
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(308,450)	(337,029)
Argentine Peso | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(115,097)	(19,733)
Argentine Peso | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(193,353)	(317,296)
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(605,650)	(634,685)
Brazilian Reais | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(298,039)	(196,081)
Brazilian Reais | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(307,611)	(438,604)
Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20,065	19,500
Uruguayan Peso | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20,720	21,586
Uruguayan Peso | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(655)	(2,086)
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	46,834	47,531
U.S. Dollar | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(288)	(560)
U.S. Dollar | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 47,122	$ 48,091